SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2018 USD ($) Item	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) Item	Dec. 31, 2016 USD ($)	Sep. 30, 2017 USD ($)
Property, Plant and Equipment [Line Items]
Number of operating segment | Item	1		1
Allowance for doubtful accounts	$ 0		$ 0	$ 30,000
Bad debt expense, included in general and administrative expenses	0	$ 0	0	82,831
Goodwill	4,838,603		4,838,603
Purchase Price Allocation	5,070,500		5,070,500
Excess of purchase price over fair values of net tangible assets and intangible assets recorded as goodwill	$ 4,731,729		4,731,729
Chief Executive Officer [Member]
Property, Plant and Equipment [Line Items]
Cash equivalents			$ 0	$ 4,158
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years		3 years
Estimated useful life	10 years		10 years
Equity Method Investments, Percentage	50.00%		20.00%
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years		5 years
Estimated useful life	15 years		15 years
Equity Method Investments, Percentage	20.00%		50.00%
Patents [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	15 years		15 years
PTI [Member]
Property, Plant and Equipment [Line Items]
Equity Method Investments, Percentage	95.00%		95.00%
Goodwill	$ 4,495,143		$ 4,495,143		$ 4,567,016
Purchase Price Allocation	$ 5,070,500		$ 5,070,500		$ 5,070,500
CRD [Member]
Property, Plant and Equipment [Line Items]
Equity Method Investments, Percentage	50.00%		50.00%
Goodwill	$ 106,873		$ 106,873